Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 16: RELATED PARTIES

The Company’s related parties include the Parent Company, Company’s subsidiary, associates and service providers over which the Company exercises significant influence, and key management personnel. Key management personnel are those persons having the authority and responsibility, directing and controlling the activities of the Company, directly and indirectly. Key management personnel include officers, directors and companies controlled by officers and directors.

The following balances are held with or by related parties as of December 31, 2023 and 2022:

	December 31
	2023	2022
Assets:
Prepaid expenses and other receivables
Receivable from Parent Company	$216	$1,205
Receivable from Nabatech	976	-
Prepaid expenses	21	49
Total	$1,213	$1,254

Liabilities:
Accounts payable and accrued expenses	$240	$308
INX Token liability	4,485	5,531
INX Token warrant liability	671	1,140
Total	$5,396	$6,979

Receivable from Parent Company includes general and administrative expenses incurred by the Parent Company and paid by INX.

Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2023, 2022 and 2021 include service revenue earned from Nabatech and compensation provided to key management personnel and directors, as follows:

	Year ended December 31
	2023	2022	2021

Service revenue	$976	$-	$-
	$976	$-	$-

Cost of service:
Compensation and benefits	226	-	-
	$226	$-	$-

Research and Development:
Compensation and benefits	$234	$465	$598
Share-based compensation (*)	190	70	391
INX Token-based compensation	41	6	448
	$465	$541	$1,437

Sales and marketing:
Compensation and benefits	-	369	4,406
Share-based compensation (*)	-	176	2,783
INX Token-based compensation	-	298	3,878
	$-	$843	$11,067

General and administrative:
Compensation and benefits	2,934	2,204	1,577
Share-based compensation (*)	1,702	543	6,883
INX Token-based compensation	396	278	2,249
	$5,032	$3,025	$10,709
Total compensation and benefits	$5,723	$4,409	$23,213

Change in fair value of INX Token and warrant liabilities	$(830)	$(20,133)	$24,673

(*)	See Note 19 for description of options granted by the Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.

Each of the Company’s independent directors is entitled to receive an option to purchase 3,500 INX Tokens each month at an exercise price equal to the fair market value of the INX Token at the date of the grant.

Service Agreement with Nabatech

Effective on January 1, 2023, as part of the joint venture SICPA Agreement, the Company entered into a service agreement with Nabatech, under which it provides technology support and advisory services to Nabatech, an entity formed for the development of central bank digital currency solutions with the utilization of blockchain technology, and in which the Company holds 33 percent ownership. During the year ended December 31, 2023, the Company recognized service revenue and cost of sales of $976 and $976, respectively, for providing services to Nabatech. As of December 31, 2023, prepaid expenses and other receivables includes $976 due from Nabatech.

Agreement with A-Labs Finance and Advisory Ltd. (“A-Labs”)

Under a service agreement dated September 26, 2017, as amended in December 2017 and January 31, 2018, A-Labs, a shareholder of the Company, provided services to the Company which included, among others, development, planning, management, execution, branding and marketing outside of the US with relation to the Offering of the INX Tokens on behalf of the Company (the “A-Labs Agreement”). In consideration for these services, during 2021, the Company paid A-Labs $4,140, which is recorded in general and administrative expenses.

A-Labs also received a grant of 4,550,000 INX Tokens at a fair value of $6. In addition, pursuant to an agreement signed contemporaneously with the A-Labs Agreement in 2017, the Company issued 1,120,000 Ordinary shares to A-Labs. The fair value of the shares issued of $136 ($175 less the payment of $39 required for those shares), is deemed as additional consideration for the services to be provided by A-Labs and was recorded during the year ended December 31, 2021.

In addition, on July 29, 2021, the Company made a payment to A-Labs of $1,001 and granted A-Labs with an option to purchase 1,527,084 Tokens. These options were exercised during 2022 and vest on July 12, 2024. During the year ended December 31, 2021, the Company recognized an expense related to token options of $4,140, which is recorded in general and administrative expenses.

Agreement with Weild Capital, LLC (“Weild Capital”)

On January 2, 2023, the Parent Company entered into and advisory services agreement with Weild Capital LLC (dba Weild & Co.) (“Weild Agreement”), a wholly owned subsidiary of Weild & Co., Inc., of which Mr. David Weild is Chairman & CEO. Mr. Weild serves as the Chairman of the board of the Company. Under the advisory agreement, the Parent Company agreed to pay Weild Capital a nonrefundable advisory fee of $90 plus in a sale transaction a transaction fee of three and a half percent (3.5%) of the aggregate transaction value up to $60,000, and four and a half percent (4.5%) of the aggregate transaction value in excess of $60,000, subject to a minimum transaction fee of $1,400, to be paid upon closing. In addition, under the terms of the agreement, in the event that an investment transaction is consummated during the term of the agreement or within 12 months after the termination of the Weild Agreement, the Parent Company is obligated to pay a financing placement fee equal to five and half percent (5.5%) of gross proceeds received, excluding any proceeds provided by existing shareholders of the Parent Company. Further, Weild Capital shall receive warrants to purchase the equivalent securities on comparable terms subject to such investment transaction in an amount equal to three percent (3%) of the gross proceeds received by the Parent Company under the investment transaction.